VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 12.7%
1,898	(1)	Alphabet, Inc. - Class A	$5,279,002	2.7
2,015	(1)	Alphabet, Inc. - Class C	5,627,875	2.8
42,192		Comcast Corp. – Class A	1,975,429	1.0
25,633	(1)	Endeavor Group Holdings, Inc.	756,686	0.4
12,708	(1)	Meta Platforms, Inc.	2,825,751	1.4
2,918	(1)	NetFlix, Inc.	1,093,054	0.5
17,802	(1)	Snap, Inc.	640,694	0.3
16,236	(1)	Take-Two Interactive Software, Inc.	2,496,123	1.3
21,679	(1)	T-Mobile US, Inc.	2,782,500	1.4
12,689	(1)	Walt Disney Co.	1,740,423	0.9
			25,217,537	12.7

		Consumer Discretionary: 9.4%
2,965	(1)	Amazon.com, Inc.	9,665,752	4.9
408	(1)	Chipotle Mexican Grill, Inc.	645,468	0.3
37,970		eBay, Inc.	2,174,162	1.1
4,717		Lowe's Cos, Inc.	953,730	0.5
4,185		McDonald's Corp.	1,034,867	0.5
44,788		Tapestry, Inc.	1,663,874	0.8
1,752	(1)	Tesla, Inc.	1,887,955	0.9
41,863	(1)	Under Armour, Inc. - Class A	712,509	0.4
			18,738,317	9.4

		Consumer Staples: 5.1%
31,029		Mondelez International, Inc.	1,948,001	1.0
11,364	(1)	Monster Beverage Corp.	907,983	0.4
44,595		Sysco Corp.	3,641,182	1.8
24,842		Walmart, Inc.	3,699,471	1.9
			10,196,637	5.1

		Energy: 4.0%
30,987		Canadian Natural Resources Ltd.	1,920,574	1.0
24,330		Chevron Corp.	3,961,654	2.0
17,424		EOG Resources, Inc.	2,077,464	1.0
			7,959,692	4.0

		Financials: 10.1%
3,693		American Express Co.	690,591	0.3
1,474		Aon PLC	479,979	0.2
87,833		Bank of America Corp.	3,620,476	1.8
15,882	(1)	Berkshire Hathaway, Inc. – Class B	5,604,916	2.8
2,471		Blackrock, Inc.	1,888,264	1.0
16,374		JPMorgan Chase & Co.	2,232,104	1.1
2,361		MSCI, Inc. - Class A	1,187,300	0.6
33,829		State Street Corp.	2,947,182	1.5
6,387		Willis Towers Watson PLC	1,508,737	0.8
			20,159,549	10.1

		Health Care: 11.7%
14,010		Abbott Laboratories	1,658,224	0.8
4,896		Anthem, Inc.	2,405,013	1.2
11,991		Baxter International, Inc.	929,782	0.5
10,174	(1)	BioMarin Pharmaceutical, Inc.	784,416	0.4
27,106		CVS Health Corp.	2,743,398	1.4
11,433		Eli Lilly & Co.	3,274,068	1.7
31,797		Johnson & Johnson	5,635,382	2.8
29,601		Medtronic PLC	3,284,231	1.7
9,411	(1)	Vertex Pharmaceuticals, Inc.	2,455,989	1.2
			23,170,503	11.7

		Industrials: 8.5%
12,281		Carrier Global Corp.	563,329	0.3
12,530		Honeywell International, Inc.	2,438,087	1.2
63,626		Raytheon Technologies Corp.	6,303,428	3.2
57,382	(1)	Southwest Airlines Co.	2,628,096	1.3
75,796	(1)	Uber Technologies, Inc.	2,704,401	1.4
8,408		Union Pacific Corp.	2,297,150	1.1
			16,934,491	8.5

		Information Technology: 29.0%
5,762	(1)	Adobe, Inc.	2,625,282	1.3
10,146	(1)	Akamai Technologies, Inc.	1,211,331	0.6
74,408		Apple, Inc.	12,992,381	6.5
5,062		Fidelity National Information Services, Inc.	508,326	0.3
9,449		Global Payments, Inc.	1,293,001	0.7
7,410	(1)	GLOBALFOUNDRIES, Inc.	462,532	0.2
9,275		International Business Machines Corp.	1,205,936	0.6
6,247		Intuit, Inc.	3,003,807	1.5
4,055		Lam Research Corp.	2,180,009	1.1
12,929		Marvell Technology, Inc.	927,139	0.5
9,047		Mastercard, Inc. - Class A	3,233,217	1.6
12,976		Micron Technology, Inc.	1,010,701	0.5
43,693		Microsoft Corp.	13,470,989	6.8
9,868		Nvidia Corp.	2,692,582	1.4
5,446	(1)	Palo Alto Networks, Inc.	3,390,189	1.7
13,377	(1)	PayPal Holdings, Inc.	1,547,050	0.8
5,073	(1)	Salesforce.com, Inc.	1,077,099	0.6
21,753		TE Connectivity Ltd.	2,849,208	1.4
8,423		Visa, Inc. - Class A	1,867,969	0.9
			57,548,748	29.0

		Materials: 3.4%
34,587		Corteva, Inc.	1,988,061	1.0
6,530		Ecolab, Inc.	1,152,937	0.6
14,424		International Flavors & Fragrances, Inc.	1,894,304	1.0
8,346		Newmont Corp.	663,089	0.3
9,823		Nutrien Ltd.	1,021,494	0.5
			6,719,885	3.4

		Real Estate: 1.5%
9,533		American Tower Corp.	2,394,880	1.2
10,996	(1)	Zillow Group, Inc. - Class C	541,993	0.3
			2,936,873	1.5

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.5%
27,479		American Electric Power Co., Inc.	$2,741,580	1.4
31,465		Public Service Enterprise Group, Inc.	2,202,550	1.1
			4,944,130	2.5

		Total Common Stock
		(Cost $154,958,925)	194,526,362	97.9

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $154,958,925)	194,526,362	97.9

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
4,166,558	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $4,166,558)	4,166,558	2.1

		Total Short-Term Investments
		(Cost $4,166,558)	4,166,558	2.1

		Total Investments in Securities (Cost $159,125,483)	$198,692,920	100.0
		Liabilities in Excess of Other Assets	(90,587)	–
		Net Assets	$198,602,333	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$194,526,362	$–	$–	$194,526,362
Other	–	–	–	–
Short-Term Investments	4,166,558	–	–	4,166,558
Total Investments, at fair value	$198,692,920	$–	$–	$198,692,920

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $159,458,664.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$42,285,527
Gross Unrealized Depreciation	(3,051,271)
Net Unrealized Appreciation	$39,234,256